RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Gross carrying amount | Colombia
Disclosure of financial assets [line items]
Financial assets	23,771,178	20,026,227
Debt securities | Gross carrying amount | Costa Rica
Disclosure of financial assets [line items]
Financial assets	3,411,413	3,006,686
Debt securities | Gross carrying amount | United States
Disclosure of financial assets [line items]
Financial assets	2,851,200	1,883,400
Debt securities | Gross carrying amount | Panama
Disclosure of financial assets [line items]
Financial assets	2,762,019	1,211,680
Debt securities | Gross carrying amount | Guatemala
Disclosure of financial assets [line items]
Financial assets	1,899,509	1,311,695
Debt securities | Gross carrying amount | Honduras
Disclosure of financial assets [line items]
Financial assets	1,159,345	621,311
Debt securities | Gross carrying amount | El Salvador
Disclosure of financial assets [line items]
Financial assets	919,211	274,323
Debt securities | Gross carrying amount | Nicaragua
Disclosure of financial assets [line items]
Financial assets	917,257	79,300
Debt securities | Gross carrying amount | Brazil
Disclosure of financial assets [line items]
Financial assets	555,091	417,223
Debt securities | Gross carrying amount | Peru
Disclosure of financial assets [line items]
Financial assets	320,468	192,845
Debt securities | Gross carrying amount | Mexico
Disclosure of financial assets [line items]
Financial assets	280,492	74,591
Debt securities | Gross carrying amount | Chile
Disclosure of financial assets [line items]
Financial assets	239,432	146,093
Debt securities | Gross carrying amount | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	118,902	89,529
Debt securities | Gross carrying amount | Multilateral - Andean Development Corporation (Corporación Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	66,860
Debt securities | Gross carrying amount | Alemania
Disclosure of financial assets [line items]
Financial assets	34,329
Debt securities | Gross carrying amount | Multilateral – Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	21,194
Debt securities | Gross carrying amount | Multilateral - Central American Bank for Economic Integration
Disclosure of financial assets [line items]
Financial assets	6,937	6,642
Debt securities | Gross carrying amount | Barbados
Disclosure of financial assets [line items]
Financial assets	$ 25	$ 4,524